INCOME TAX EXPENSES - Schedule of Income Tax Expense Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current year	$ 221,627	$ 268,715	$ 115,833
Changes in estimates related to prior years	(76,060)	3,613	30,607
Deferred tax (credit)/expense
Origination and reversal of temporary difference	(184,331)	(8,089)	77,862
Changes in estimates related to prior years	0	11,675	0
Income tax expenses	$ (38,764)	$ 275,914	$ 224,302